Shareholder Report, Holdings (Details)	May 31, 2026
C000023273 | The St. Joe Co.
Holdings [Line Items]
Percent of Net Asset Value	76.80%
C000023273 | Enterprise Products Partners LP
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000023273 | Imperial Metals Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000023273 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000023273 | Bank OZK
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000023273 | Berkshire Hathaway, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000023273 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000023273 | Other0BNY-313586604
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000023273 | Mortgage Finance
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000023273 | Regional Banks
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000023273 | Diversified Holding Companies
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000023273 | Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000023273 | Oil & Gas Storage & Transportation
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000023273 | Cash and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000023273 | Real Estate Management & Development
Holdings [Line Items]
Percent of Net Asset Value	76.80%
C000023273 | 0BNY-790148100
Holdings [Line Items]
Percent of Net Asset Value	88.20%
C000023273 | 0BNY-912797UA3
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000023273 | 0BNY-2878937
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000023273 | 0BNY-316175504
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023273 | 0BNY-313586604
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000082377 | Enterprise Products Partners LP
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000082377 | Bank OZK
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000082377 | W. R. Berkley Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000082377 | The Progressive Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000082377 | Pfizer, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000082377 | Federal Home Loan Mortgage Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000082377 | The Kraft Heinz Co.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000082377 | United Parcel Service, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000082377 | The Campbell's Co.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000082377 | Home BancShares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000082377 | Mortgage Finance
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000082377 | Regional Banks
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000082377 | Oil & Gas Storage & Transportation
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000082377 | Cash and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000082377 | 0BNY-316175504
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000082377 | Packaged Foods & Meats
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000082377 | Air Freight
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000082377 | Food Products
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000082377 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000082377 | Property & Casualty Insurance
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000082377 | 0BNY-293792107
Holdings [Line Items]
Percent of Net Asset Value	63.00%
C000082377 | 0BNY-912797UB1
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000082377 | 0BNY-313400855
Holdings [Line Items]
Percent of Net Asset Value	2.20%